Financial risk management	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Financial risk management
6.	Financial risk management
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, each risk related to the Financial Services business is presented only as of March 31, 2025.

(1)	Capital risk
Sony refers to Return on Equity (“ROE”) as an indicator for capital risk management in the light of ensuring financial soundness.

	March 31
	2025	2026
ROE*	13.5%	12.6%
* ROE is calculated using equity attributable to Sony Group Corporation’s stockholders and net income from continuing operations attributable to Sony Group Corporation’s stockholders, and the ROE for the fiscal year ended March 31, 2025 has also been represented accordingly.
(As of March 31, 2025)
Sony manages capital separately for the Financial Services business and the Sony Group without the Financial Services business because certain subsidiaries in the Financial Services business are subject to the below restrictions. Sony also refers to the ratio of stockholders’ equity to total assets of the Sony Group without the Financial Services business to ensure financial soundness.
In the Financial Services business, Sony is required to maintain the soundness indicators at a certain level or higher based on the Insurance Business Act and the Banking Act of Japan. Material requirements which Sony is subject to are as follows:
Insurance business: Solvency margin ratio
The life insurance subsidiary and the
non-life
insurance subsidiary have maintained a solvency margin ratio required by the Japanese domestic criteria.
Banking business: Capital adequacy ratio
The banking subsidiary has maintained a capital adequacy ratio required by the Japanese domestic criteria.
Accordingly, lending and borrowing between subsidiaries in the Financial Services business and the other companies within Sony Group is strictly limited. The carrying amount of total assets of SFGI as of March 31, 2025 is
21,072,828

million yen. The carrying amount of total liabilities of SFGI as of March 31, 2025 is
19,999,916
 million yen.
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there are no balances of total assets and liabilities related to the Financial Services business as of March 31, 2026.

(2)	Interest rate risk
For interest rate risk inherent in the insurance business, which is included in the Financial Services business, refer to Note 13. For interest rate risk inherent in the banking business, which is included in the Financial Services business, refer to (7) Market risks for the banking business.
Risk management policy and exposure
Interest rate risk is the risk the fair value of a financial instrument or future cash flows of the financial instrument will fluctuate because of changes in market interest rates.
Continuing operations are exposed to interest rate risk that is mainly related to its liabilities such as short-term borrowings and long-term debt as well as bonds. The amount of interest will be affected by changes in market interest rates; therefore, Sony is exposed to the interest rate risk that the future cash outflows for interest payments will fluctuate.
Sony raises funds by issuing fixed-rate bonds in order to avoid an increase in future interest payments that is mainly resulting from an increase in interest rates.
Also, Sony utilizes interest rate swap agreements to reduce funding costs, to diversify sources of funding, and to hedge the downside risk on borrowings and debt securities resulting from unfavorable fluctuations of interest rates and currency exchange rates, and from changes in the fair value of financial instruments. Therefore, the interest rate risk associated with cash flows of continuing operations is not significant.

(3)	Price risk
For price risk inherent in the insurance business, which is included in the Financial Services business, refer to Note 13. For price risk inherent in the banking business, which is included in the Financial Services business, refer to (7) Market risks for the banking business.
Risk management policy and exposure
Sony is exposed to securities price risk inherent in holding of equities in other entities in Japan and overseas countries. Sony periodically assesses fair values of equity instruments and the financial conditions of the issuers of such equity instruments, and reviews its portfolio on a regular basis.
Price sensitivity analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of March 31, 2025 and 2026 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	March 31
	2025	2026
Income before income taxes	(47,269)	(44,693)
Other comprehensive income (before considering the tax effects)	(8,114)	(14,854)

(4)	Liquidity risk
For liquidity risk inherent in the insurance business, which is included in the Financial Services business, refer to Note 13. This section does not include information regarding the insurance business other than maturity analysis for financial liabilities.
Risk management policy
The description below covers basic financial policy and figures for Sony’s consolidated operations except for the Financial Services business and certain subsidiaries, which secure liquidity on their own. Furthermore, the banking business in the Financial Services business is described separately at the end of this section.
Liquidity Management and Market Access
An important financial objective of Sony is to maintain the strength of its financial condition, while securing adequate liquidity for business activities. Sony defines its liquidity sources as the amount of cash and cash equivalents (“cash balance”) (excluding restrictions on capital transfers mainly due to national regulations) and the unused amount of committed lines of credit. Funding requirements that arise from maintaining liquidity are principally covered by cash flow from operating and investing activities (including asset sales) and by the available cash balance; however, Sony also raises funds as needed from financial and capital markets through means such as corporate bonds, commercial paper (“CP”) and bank loans. Sony Group Corporation, Sony Global Treasury Services Plc (“SGTS”), a finance subsidiary in the U.K. and Sony Capital Corporation (“SCC”), a finance subsidiary in the U.S., maintain CP programs with access to the Japanese, U.S. and European CP markets. The borrowing limits under these CP programs, translated into yen, were 1,299.3 billion yen in total for Sony Group Corporation, SGTS and SCC as of March 31, 2026. There were no amounts outstanding under the CP programs as of March 31, 2026. If disruption and volatility occur in financial and capital markets and Sony becomes unable to raise sufficient funds from these sources, Sony may also draw down funds from contractually committed lines of credit from various financial institutions. Sony has a total, translated into yen, of 789.6 billion yen in unused committed lines of credit, as of March 31, 2026. Details of those committed lines of credit are: a 350.0 billion yen committed line of credit contracted with a syndicate of Japanese banks, a 1.7 billion U.S. dollar multi-currency committed line of credit also contracted with a syndicate of Japanese banks and a 1.05 billion U.S. dollar multi-currency committed line of credit contracted with a syndicate of foreign banks. Sony currently believes that it can sustain sufficient liquidity through access to committed lines of credit with financial institutions, together with its available cash balance, even in the event that financial and capital markets become illiquid. Sony considers one of management’s top priorities to be the maintenance of stable and appropriate credit ratings in order to ensure financial flexibility for liquidity and capital management and continued adequate access to sufficient funding resources in the financial and capital markets. However, in the event of a downgrade in Sony’s credit ratings, there are no financial covenants in any of Sony’s material financial agreements with financial institutions that would cause an acceleration of the obligation. Even though the cost of borrowing for some committed lines of credit could change according to Sony’s credit ratings, there are no financial covenants that would cause any impairment on the ability to draw down on unused facilities.

Cash Management
Sony manages its global cash management activities primarily through Sony Group Corporation in Japan, SCC in the U.S. and SGTS in other regions. The excess or shortage of cash at most of Sony’s subsidiaries is invested or funded by Sony Group Corporation, SGTS and SCC on a net basis, although Sony recognizes that fund transfers are limited in certain countries and geographic areas due to restrictions on capital transactions. In order to pursue more efficient cash management, cash surpluses among Sony’s subsidiaries are deposited with Sony Group Corporation, SGTS and SCC, and cash shortfalls among subsidiaries are covered by loans through Sony Group Corporation, SGTS and SCC, so that Sony can make use of excess cash balances and reduce third-party borrowings. Where local restrictions prevent an efficient intercompany transfer of funds, Sony’s intent is that cash balances remain outside of Sony Group Corporation, SGTS and SCC and that Sony meets its liquidity needs through ongoing cash flows, external borrowings, or both. Sony does not expect restrictions of capital transactions on amounts held outside of Japan to have a material effect on Sony’s overall liquidity, financial condition or results of operations.
Banking business in the Financial Services business
(As of March 31, 2025)
In the banking business in the Financial Services business, by formulating and conforming with liquidity risk management policies, Sony manages its liquidity risks. Sony defines liquidity risk as cash flow risk and market liquidity risk. Cash flow risk is the risk associated with losses due to Sony’s inability to make cash payments because of a failure to maintain sufficient cash reserves at settlement, as well as risks associated with losses if Sony is forced to raise funds under unfavorable conditions in order to fulfill cash payment obligations. The levels of cash flow risks are classified into phases based on the degree of pressure, and methods of risk management and reporting are set out for each phase, while guidelines are formulated and reviewed as necessary. Market liquidity risk is the risk associated with losses due to Sony’s inability to conduct market transactions, in particular due to an inability to unwind its market position at a given time, or due to Sony being forced to complete transactions under unfavorable market conditions, due to market turmoil or other factors. To manage market liquidity risk, Sony works to understand market liquidity conditions that pertain to the types of products it handles. Sony formulates and revises guidelines on a product-by-product
basis, as necessary. The aforementioned liquidity risk management is carried out by the risk management division. The division periodically reports risk management conditions to the banking subsidiary’s Board of Directors and Executive Committee. In addition, the banking subsidiary’s internal audit division conducts audits of the risk management conditions.
Maturity analysis
The following table summarizes Sony’s financial liabilities as of March 31, 2025 and 2026.

	Yen in millions
	March 31, 2025
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1,2	4,243,962	4,281,915	4,006,600	96,834	11,141	2,692	10,596	154,052
Bonds	664,390	688,245	114,299	128,972	103,488	93,160	162,927	85,399
Borrowings	2,934,386	2,971,250	1,934,886	264,847	233,755	157,629	21,521	358,612
Loan commitments	-	27,564	27,564	-	-	-	-	-
Derivative liabilities *3	154,526	155,095	21,479	121,611	3,173	2,693	2,340	3,799
Guarantee deposits received	45,017	45,017	31,866	100	21	7	6	13,017
Redeemable noncontrolling interests	52,963	53,750	10,912	21,588	4,447	3,405	2,287	11,111

	Yen in millions
	March 31, 2025
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	599,470	712,098	115,608	107,197	94,233	75,125	67,715

		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		52,376	42,763	34,114	25,860	21,529	75,578

*1	Demand deposits are included in the “Within 1 year” category.

*2
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of deposits from customers in the banking business as of March 31, 2026.

*3	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2025
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
-Net settled
Paid	155,095	21,479	121,611	3,173	2,693	2,340	3,799
Derivative contracts
-Gross settled
Received	-	-	-	-	-	-	-
Paid	-	-	-	-	-	-	-

	Yen in millions
	March 31, 2026
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Bonds	474,343	490,794	128,224	92,759	62,450	121,962	1,155	84,244
Borrowings	567,643	638,704	109,081	69,467	160,433	16,977	151,655	131,091
Derivative liabilities *1	70,216	70,216	70,216	-	-	-	-	-
Guarantee deposits received	7,812	7,812	-	309	25	10	10	7,458
Redeemable noncontrolling interests	78,568	81,194	37,485	9,995	1,974	9,344	1,640	20,756

	Yen in millions
	March 31, 2026
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	627,683	722,527	115,801	106,678	97,209	84,213	67,155

		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		55,337	47,266	36,423	31,878	27,073	53,494

*1	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2026
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
-Net settled
Paid	70,216	70,216	-	-	-	-	-
Derivative contracts
-Gross settled
Received	-	-	-	-	-	-	-
Paid	-	-	-	-	-	-	-
Supplier Finance Arrangements
Sony has entered into supplier finance arrangements with third-party financial institutions for certain transactions with suppliers. Under these arrangements, Sony has obligations to make payments to third-party financial institutions for the same amount as payables based on such transactions with suppliers. Suppliers may receive funds from the third-party financial institutions earlier than the payment due dates. There are no supplier finance arrangements that have a significant impact on liquidity risk.

(5)	Foreign exchange risk
For foreign exchange risk inherent in the insurance business, which is included in the Financial Services business, refer to Note 13. For foreign exchange risk inherent in the banking business, which is included in the Financial Services business, refer to (7) Market risks for the banking business.

Risk management policy and exposure
Costs and prices of products and services in transactions denominated in foreign currencies are affected by currency exchange rate fluctuation, which may have adverse impacts on Sony’s business, operating results, and financial condition. Sony seeks to reduce its exposure to foreign exchange risk mainly by using derivatives such as currency forward contracts or investing in securities denominated in the same currency.
The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	March 31
	2025	2026
U.S. dollar	143,720	61,391
Euro	(2,903)	(4,651)

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.
Sensitivity analysis
The table below shows the effects on the income before income taxes regarding the financial instruments denominated in foreign currencies held by Sony as of March 31, 2025 and 2026 if the Japanese yen had strengthened by 10% against the U.S. dollar or euro. If the Japanese yen had weakened by 10% against the U.S. dollar or euro, there would be an opposite impact on income before income taxes in the same amount. This analysis was performed based on the assumption that all other variables stay the same.

	Yen in millions
	March 31
	2025	2026
U.S. dollar	(14,372)	(6,139)
Euro	290	465

(6)	Credit risk
Risk management policy and exposure
Sony is exposed to credit risk in relation to its customers with outstanding trade receivables and the financial institutions who are the counterparties of derivative instruments that Sony holds to hedge the foreign exchange risk related to such trade receivables.
In order to manage risks inherent in trade receivables, Sony assesses management conditions and creditworthiness of prospective customers and sets credit limits before commencement of business in accordance with Sony’s internal rules regarding credit management. After commencement of business, in accordance with Sony’s internal rules regarding receivable management, Sony seeks to promptly identify and mitigate the risk of uncollectible receivables due to deterioration in the financial conditions of customers by managing payment due dates and outstanding balances by customer, consistently reviewing the status of transactions, payment history, and trends in the outstanding balance of customers, and actively monitoring their management and business conditions. Sony makes judgments about the creditworthiness of customers based on past collection experience, the current conditions, forecasts of future economic conditions and ongoing credit risk evaluations when calculating the loss allowances for the expected credit losses from trade receivables.
In addition, the credit risk inherent in derivative transactions is considered low since Sony enters into derivative transactions only with financial institutions with high creditworthiness or central clearing house counterparties, and such derivative transactions are collateralized.
(As of March 31, 2025)
The Financial Services business formulates Fundamental Principles for Risk Management and manages risks depending on its subsidiaries’ size, characteristics and business. Risk Management Guidelines in the Financial Services business establish a detailed framework for risk management, and each of the subsidiaries in the Financial Services business has developed a framework for risk management on its own depending on the characteristics of financial assets, including issuer credit risk on debt securities, counterparty risks and risks related to loans, including credit screenings, credit limits, the management of credit information, credit ratings, the setting of guarantees or collateral and the handling of problem assets on a case-by-case
basis. Relevant departments of subsidiaries in the Financial Services business periodically report risk management conditions to their Boards of Directors.

Risk exposure analysis

(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	2025	2026
Balance at beginning of the fiscal year	33,066	26,847

Changes due to financial assets recognized at beginning of the fiscal year:
- Financial assets that have been derecognized	(1,843)	(578)
New financial assets originated or purchased	9,408	8,486
Write-offs	(11,936)	(4,900)
Changes in models/risk parameters	(1,400)	1,801
Foreign exchange and other movements	(448)	1,896

Balance at end of the fiscal year	26,847	33,552

Debt Securities

	Yen in millions
	12-month expected credit losses *1
	Fiscal year ended March 31
	2025	2026
Balance at beginning of the fiscal year	58	61

Changes due to financial assets recognized at beginning of the fiscal year:
- Financial assets that have been derecognized	(3)	-
New financial assets originated or purchased	9	-
Changes in models/risk parameters	(3)	-
Foreign exchange and other movements *2	-	(61)

Balance at end of the fiscal year	61	-

*1
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

*2
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

The loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of March 31, 2025.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2024	277	1,502	1,779

Changes due to financial assets recognized as of April 1, 2024:
- Transfer to lifetime expected credit losses	(2)	2	-
- Transfer to 12-month expected credit losses	166	(166)	-
- Financial assets that have been derecognized	(23)	(156)	(179)
New financial assets originated or purchased	32	16	48
Changes in models/risk parameters	(217)	189	(28)
Foreign exchange and other movements	-	-	-

Balance as of March 31, 2025 *1	233	1,387	1,620

Changes due to financial assets recognized as of March 31, 2025:
- Transfer to lifetime expected credit losses	-	-	-
- Transfer to 12-month expected credit losses	-	-	-
- Financial assets that have been derecognized	(0)	(19)	(19)
New financial assets originated or purchased	0	64	64
Changes in models/risk parameters	-	-	-
Foreign exchange and other movements *2	(233)	(356)	(589)

Balance as of March 31, 2026 *1	0	1,076	1,076

*1	Loans that are credit-impaired as of March 31, 2025 and 2026 were not significant.

*2
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

(b)	Description of collateral held as security and other credit enhancements
Sony assesses creditworthiness of each customer on an individual project basis. When it is determined to extend credit to a customer, the amount of collateral to be obtained will be based on the credit assessment for the customer by management. Collateral held as security includes, but is not limited to the following:

•	Floating charges on all assets and businesses of the customer

•	Specific or related guarantees

•	Debt guarantees from customers and loan agreements with favorable and unfavorable covenant terms
The carrying amount of the financial assets, without taking into account any collateral held or credit enhancements, represents Sony’s maximum exposure to credit risk on these assets. For maximum exposure to credit risk of securities to which impairment requirements in IFRS 9 “Financial Instrument” (“IFRS 9”) are not applied without taking into account any collateral held or other credit enhancements, refer to Note 5.
As of March 31, 2025, in the Financial Services business, housing loans have sufficient collateral, which results in no significant loss allowance being recognized. As of March 31, 2025, there were no securities received as collateral for short-term lending transactions which were permitted to be sold or repledged.

(c)	Credit risk exposure by risk rating grades
Credit risk exposure by risk rating grades as of March 31, 2025 and 2026, is as follows:
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	March 31
	2025	2026
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	1,972,150	1,831,302
Due over 30 to 90 days	46,897	66,618
Due over 90 days	56,512	49,238

Total	2,075,559	1,947,158

Debt securities
Debt securities held in the Financial Services business are substantially all composed of investment grade debt securities, and, as a financial instrument subject to IFRS 9 impairment requirements,
12-month
expected losses are recorded.
The following table shows an analysis of the gross carrying amount for debt securities measured at amortized cost or at fair value through other comprehensive income based on a credit rating system in the Financial Services business, which is primarily a composite of external credit ratings as of March 31, 2025.

Yen in millions
March 31
2025
Debt securities by credit ratings (Gross carrying amount)
AAA	895,392
AA	3,245,007
A	7,052,650
BBB	27,660
Other	45,849

Total	11,266,558

As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of debt securities as of March 31, 2026.
Loans
Loans held in the banking business in the Financial Services business are regularly reassessed by the credit ratings of debtors, and as a financial instrument subject to IFRS 9 impairment requirements,
12-month
or lifetime expected credit losses are recorded depending on whether or not the credit risk has increased significantly since initial recognition or not.
The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services business as of March 31, 2025.

	Yen in millions
	March 31, 2025
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,758,168	525	3,758,693	2,393	2,661	5,054	3,763,747
Other	20,861	322	21,183	7	84	91	21,274

Total	3,779,029	847	3,779,876	2,400	2,745	5,145	3,785,021

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of loans as of March 31, 2026.

(d)	Credit risk for debt securities designated to be measured at fair value through profit or loss
The credit risk exposures for debt securities designated to be measured at fair value through profit or loss were 893,972 million yen as of March 31, 2025. As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no
balance of credit risk exposures for debt securities designated to be measured at fair value through profit or loss as of March 31, 2026.
The changes in the fair value attributable to the changes in credit risk were a decrease of 208 million yen and 620 million yen for the fiscal years ended March 31, 2025 and the period from April 1 through September 30, 2025, respectively. The cumulative changes were an increase of 1,357 million yen and 737 million yen as of March 31, 2025 and September 30, 2025, respectively.

(7)	Market risks for the banking business
(As of March 31, 2025)
In the banking business, by formulating and conforming with market risk management policies, Sony manages the risk of loss for when the value of assets and liabilities (including off-balance-sheet
items), and income from assets and liabilities could be adversely affected by changes in various market risk factors, such as interest rates, exchange rates and stock prices. Market risk management policies specify details such as risk management methods and procedures. Based on ALM and risk management policies determined by the banking subsidiary’s Board of Directors, an ALM committee and a risk management committee typically meet once each month to understand and confirm actual conditions and deliberate future measures and risk conditions. On a daily basis, the risk management division maintains an overall understanding of interest, exchange rates and durations of financial assets and liabilities, and monitors Value at Risk (“VaR”), which quantifies the maximum expected loss which could occur during a given holding period and at a given probability, and interest rate sensitivity analysis, and confirms regulatory compliance. Sony also conducts interest rate swaps and other derivative transactions to hedge against interest and exchange rate fluctuation risks. VaR is calculated by the historical method (time period: 250 days, confidence level: 99.0%) and is used for quantitative analysis in managing interest and exchange rate fluctuation risks. The total market risk volume as of March 31, 2025 was 32,076 million yen. VaR is based on the assumption that risk parameters other than interest rates and exchange rates are fixed. In the event that fluctuations exceed the rational forecast band for interest and exchange rates, the risk impact may exceed the amount calculated. The aforementioned market risk management is carried out primarily by the risk management division. The division periodically reports risk management conditions to the banking subsidiary’s Board of Directors and Executive Committee. In addition, the banking subsidiary’s internal audit division conducts audits of the risk management conditions.